Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	FIFTH WALL ACQUISITION CORP. I
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-4218526
Entity Address, Address Line One	6060 Center Drive, 10th Floor
Entity Address, City or Town	Los Angeles,
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	90045
City Area Code	310
Local Phone Number	853-8878
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001837014
Amendment Flag	true
Amendment Description	Amendment No.1